Schedule of Investments

March 31, 2024
(unaudited)
	Shares	Value (a)
Common Stocks — 99.5%
Communication Services — 9.0%
Alphabet Inc. Class A (b)	709,600	$107,099,928
Meta Platforms, Inc. Class A	158,100	76,770,198
Netflix, Inc. (b)	52,422	31,837,453
Verizon Communications Inc.	617,000	25,889,320
Walt Disney Company	118,900	14,548,604
		256,145,503
Consumer Discretionary — 10.8%
Amazon.com, Inc. (b)	684,600	123,488,148
Booking Holdings Inc.	7,000	25,395,160
Home Depot, Inc.	41,500	15,919,400
McDonald’s Corporation	93,400	26,334,130
NIKE, Inc. Class B	211,100	19,839,178
O’Reilly Automotive, Inc. (b)	22,800	25,738,464
Tesla, Inc. (b)	134,700	23,678,913
Uber Technologies, Inc. (b)	357,200	27,500,828
Ulta Beauty, Inc. (b)	31,900	16,679,872
		304,574,093
Consumer Staples — 5.8%
Coca-Cola Company	144,000	8,809,920
Colgate-Palmolive Company	255,200	22,980,760
Monster Beverage Corporation (b)	242,668	14,385,359
PepsiCo, Inc.	47,800	8,365,478
Philip Morris International Inc.	259,935	23,815,245
Procter & Gamble Company	226,849	36,806,250
Target Corporation	112,500	19,936,125
Walmart Inc.	506,943	30,502,760
		165,601,897
Energy — 4.1%
Adams Natural Resources Fund, Inc. (c)(g)	2,186,774	50,427,008
Chevron Corporation	89,500	14,117,730
Diamondback Energy, Inc.	90,600	17,954,202
Hess Corporation	92,600	14,134,464
Marathon Petroleum Corporation	99,837	20,117,156
		116,750,560

Schedule of Investments (continued)

March 31, 2024
(unaudited)
	Shares	Value (a)
Financials — 12.8%
American International Group, Inc.	367,000	$28,688,390
Bank of America Corp.	1,105,368	41,915,555
Berkshire Hathaway Inc. Class B (b)	82,643	34,753,034
Blackstone Inc.	153,600	20,178,432
Cboe Global Markets, Inc.	124,800	22,929,504
JPMorgan Chase & Co.	304,363	60,963,909
Marsh & McLennan Companies, Inc.	100,100	20,618,598
Mastercard Incorporated Class A	30,562	14,717,742
MetLife, Inc.	220,200	16,319,022
Morgan Stanley	302,269	28,461,649
S&P Global, Inc.	39,600	16,847,820
Visa Inc. Class A	195,161	54,465,532
		360,859,187
Health Care — 12.3%
AbbVie, Inc.	180,000	32,778,000
Cencora, Inc.	140,500	34,140,095
DexCom, Inc. (b)	194,957	27,040,536
Eli Lilly and Company	63,568	49,453,361
Health Care Select Sector SPDR Fund	218,500	32,279,005
IDEXX Laboratories, Inc. (b)	26,100	14,092,173
Johnson & Johnson	101,200	16,008,828
Merck & Co., Inc.	86,400	11,400,480
Regeneron Pharmaceuticals, Inc. (b)	32,300	31,088,427
Thermo Fisher Scientific Inc.	40,700	23,655,247
UnitedHealth Group Incorporated	107,700	53,279,190
Zoetis, Inc. Class A	135,900	22,995,639
		348,210,981
Industrials — 8.3%
Boeing Company (b)	34,777	6,711,613
Generac Holdings Inc. (b)	103,400	13,042,876
Hubbell Incorporated	55,400	22,993,770
Ingersoll Rand Inc.	267,300	25,380,135
Leidos Holdings, Inc.	195,900	25,680,531
Pentair plc	272,900	23,316,576
Republic Services, Inc.	132,500	25,365,800
Trane Technologies plc	97,000	29,119,400
TransDigm Group Incorporated	22,600	27,834,160
Union Pacific Corporation	142,400	35,020,432
		234,465,293

Schedule of Investments (continued)

March 31, 2024
(unaudited)
	Shares	Value (a)
Information Technology — 29.8%
Accenture plc Class A	38,319	$13,281,749
Adobe Inc. (b)	58,300	29,418,180
Advanced Micro Devices, Inc. (b)	197,100	35,574,579
Analog Devices, Inc.	112,000	22,152,480
Apple Inc.	874,100	149,890,668
Arista Networks, Inc. (b)	70,391	20,411,982
Broadcom Inc.	8,800	11,663,608
Cisco Systems, Inc.	359,400	17,937,654
Intuit Inc.	47,600	30,940,000
Lam Research Corporation	37,500	36,433,875
Micron Technology, Inc.	260,700	30,733,923
Microsoft Corporation	531,800	223,738,896
NVIDIA Corporation	161,100	145,563,516
Oracle Corporation	48,800	6,129,768
Salesforce, Inc.	135,700	40,870,126
Synopsys, Inc. (b)	50,100	28,632,150
		843,373,154
Materials — 2.2%
Avery Dennison Corporation	25,900	5,782,175
Freeport-McMoRan, Inc.	404,100	19,000,782
Linde plc	61,400	28,509,248
PPG Industries, Inc.	64,900	9,404,010
		62,696,215
Real Estate — 2.2%
CBRE Group, Inc. Class A (b)	118,700	11,542,388
Equinix, Inc.	19,500	16,093,935
Prologis, Inc.	174,800	22,762,456
Public Storage	43,300	12,559,598
		62,958,377

Schedule of Investments (continued)

March 31, 2024
(unaudited)
	Shares	Value (a)
S&P 500 Index — 0.3%
SPDR S&P 500 ETF Trust	16,200	$8,473,734

Utilities — 1.9%
Atmos Energy Corporation	97,300	11,566,051
DTE Energy Company	137,400	15,408,036
NextEra Energy, Inc.	288,300	18,425,253
Utilities Select Sector SPDR Fund	110,000	7,221,500
		52,620,840
Total Common Stocks
(Cost $1,562,365,399)		2,816,729,834
Other Investments — 0.0%
Financials — 0.0%
Adams Funds Advisers, LLC (b)(d)(g)
(Cost $150,000)		466,000
Short-Term Investments — 0.4%
Money Market Funds — 0.4%
Morgan Stanley Institutional Liquidity Funds Prime Portfolio, 5.38% (e)	9,999,709	10,000,709
Northern Institutional Treasury Premier Portfolio, 5.15% (e)	759,579	759,579
Total Short-Term Investments
(Cost $10,761,838)		10,760,288
Total — 99.9%
(Cost $1,573,277,237)		2,827,956,122
Other Assets Less Liabilities — 0.1%		1,528,372
Net Assets — 100.0%		$2,829,484,494

Schedule of Investments (continued)

March 31, 2024
(unaudited)
Total Return Swap Agreements — 0.0%
Description					Value and Unrealized Appreciation (Assets)	Value and Unrealized Depreciation (Liabilities)
Terms	Contract Type	Underlying Security	Termination Date	Notional Amount
Receive total return on underlying security and pay financing amount based on notional amount and daily U.S. Federal Funds rate plus 0.55%.	Long	Deere & Company (37,000 shares)	4/15/2025	$13,858,354	$1,348,143	$—
Pay total return on underlying security and receive financing amount based on notional amount and daily U.S. Federal Funds rate less 0.45%.	Short	Industrial Select Sector SPDR Fund (113,700 shares)	4/15/2025	(13,815,596)	—	(511,377)
Gross unrealized gain (loss) on open total return swap agreements					$1,348,143	$(511,377)
Net unrealized gain on open total return swap agreements (f)					$836,766

(a)
Common stocks are listed on the New York Stock Exchange or NASDAQ and are valued at the last reported sale price on the day of valuation.

(b)
Presently non-dividend paying.

(c)
Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.

(d)
Controlled affiliate valued using fair value procedures.

(e)
Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.

(f)
Counterparty for all open total return swap agreements is Morgan Stanley. At March 31, 2024, $790,000 in cash collateral was held by the fund.

(g)
During the three months ended March 31, 2024, investments in affiliates were as follows:

Affiliate	Shares held	Net realized gain (loss) and long-term capital gain distributions	Dividend income	Change in unrealized appreciation	Value
Adams Funds Advisers, LLC (controlled)	n/a	$—	$—	$—	$466,000
Adams Natural Resources Funds, Inc. (non-controlled)	2,186,774	21,868	196,810	5,313,861	50,427,008
Total		$21,868	$196,810	$5,313,861	$50,893,008
Information regarding transactions in equity securities during the quarter can be found on our website at: www.adamsfunds.com.